UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mariner Investment Group, LLC
Address: 500 Mamaroneck Avenue
         4th Floor
         Harrison, New York  10528

13F File Number:  28-11231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Russell A. Thompson
Title:     Deputy General Counsel & Chief Compliance Officer
Phone:     914-670-4335

Signature, Place, and Date of Signing:

     /s/ Russell A. Thompson     Harrison, New York     November 13, 2009

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-11307                      Dolphin Financial Partners, LLC
       28-10727                      Havens Advisors LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $29,210 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS INTL INC           COM              023178106      303   293759 SH       DEFINED 0              293759        0
CITIGROUP INC                  COM              172967101        5   268000 SH  PUT  DEFINED 0              268000        0
CITIZENS REPUBLIC BANCORP IN   COM              174420109     4648  6116253 SH       DEFINED 0             6116253        0
CURRENCYSHARES EURO TR         EURO SHS         23130C108       56    75000 SH  PUT  DEFINED 0               75000        0
DANA HOLDING CORP              COM              235825205      148    21713 SH       DEFINED 0               21713        0
DDI CORP                       COM 0.0001 NEW   233162502      807   189817 SH       DEFINED 0              189817        0
GRAPHIC PACKAGING HLDG CO      COM              388689101     2886  1249243 SH       DEFINED 0             1249243        0
HYTHIAM INC                    COM              44919F104      673  1004343 SH       DEFINED 0             1004343        0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     1835  2134284 SH       DEFINED 0             2134284        0
IPCS INC                       COM NEW          44980Y305      870    50000 SH       DEFINED 0               50000        0
ISHARES INC                    MSCI S KOREA     464286772      592    12500 SH       DEFINED 0               12500        0
ISHARES INC                    MSCI TAIWAN      464286731      493    40000 SH       DEFINED 0               40000        0
ISHARES INC                    MSCI HONG KONG   464286871       16    40000 SH  PUT  DEFINED 0               40000        0
ISHARES SILVER TRUST           ISHARES          46428Q109       23   100000 SH  PUT  DEFINED 0              100000        0
ISHARES TR                     HIGH YLD CORP    464288513     4318    50000 SH       DEFINED 0               50000        0
ISHARES TR INDEX               RUSSELL 2000     464287655      163    90000 SH  PUT  DEFINED 0               90000        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115      471   772455 SH       DEFINED 0              772455        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105      445    49430 SH       DEFINED 0               49430        0
MINEFINDERS LTD                COM              602900102     1267   129200 SH       DEFINED 0              129200        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R126       32    16368 SH       DEFINED 0               16368        0
NEWTEK BUSINESS SVCS INC       COM              652526104       24    39770 SH       DEFINED 0               39770        0
PAN AMERICAN SILVER CORP       COM              697900108      711    30940 SH       DEFINED 0               30940        0
PINNACLE AIRL CORP             NOTE 3.250% 2/1  723443AB3     3265  3414876 PRN      DEFINED 0             3414876        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104       75    65000 SH  PUT  DEFINED 0               65000        0
PROTECTION ONE INC             COM NEW          743663403      847   192074 SH       DEFINED 0              192074        0
RURAL / METRO CORP             COM              781748108       45    10746 SH       DEFINED 0               10746        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605       25  2500000 SH  CALL DEFINED 0             2500000        0
SILVER WHEATON CORP            COM              828336107      317    24974 SH       DEFINED 0               24974        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     3849   100000 SH       DEFINED 0              100000        0
UNITED STATES NATL GAS FUND    UNIT             912318102        1    10000 SH  CALL DEFINED 0               10000        0